April 9, 2020
Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, DC 20549
RE:	Thrivent Variable Annuity Account I Initial Form N-4 Registration Statement and – File No. Post-Effective Amendment No. and File No.811-21111 Post-Effective Amendment No. 32
Dear Commissioners:
On behalf of Thrivent Variable Annuity Account I (the “Variable Account”), a separate account established by Thrivent Financial for Lutherans (the “Company”) under the Wisconsin insurance code, we are filing electronically herewith the above captioned initial registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”), which constitutes Amendment No. 32 to the Registration Statement under the Investment Company Act of 1940 (“1940 Act”).
1. Registration Statement
Registrant is filing the Registration Statement for the purpose of registering securities in connection with a new deferred variable annuity contract (“new Contract”) to be issued by the Company. The Registration Statement includes two separate prospectuses for use in different distribution channels, with different investment options.
As soon as practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:
•   Year-end audited financial statements of the Company and the Separate Account
•  Any exhibits required by Form N-4 that have not yet been filed, and
•  Any disclosure changes made in response to staff comments.
2. Timetable for Effectiveness
We would greatly appreciate the staff’s efforts in processing the Registration Statement so that we may begin printing the two prospectuses on or about June 15, 2020, in keeping with a June 30, 2020 launch date for the new Contract.
At the appropriate time, Registrant or its outside counsel, Carlton Fields, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. [Registrant and its principal underwriter have authorized its counsel to state on its behalf that it is aware of its obligations under the Securities Act.]
Please feel free to call me at 920-628-2347 with any questions or comments on the filing.
Respectfully,
/s/ Cynthia K. Mueller
Cynthia K. Mueller
Senior Counsel
Enclosures